Segment Information - Disclosure of Reportable Segments Explanatory (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Total assets		$ 1,473,164		$ 1,559,350
Net revenue		909,006	[1]	712,197
Gross profit		190,415		140,375
Share of profit (loss) of equity-accounted investees		6,758		(43,002)
Depreciation and amortization		60,216		40,945
Operating income (loss)		(162,818)		(347,774)
Earnings (loss) before income tax		(172,016)		(379,770)
Operating segments [member] | Liquor Retail
Disclosure Of Operating Segments [Line Items]
Total assets		320,239		351,338	[2]
Net revenue		578,895	[1]	462,180	[2]
Gross profit		137,286		106,307	[2]
Operating income (loss)		24,630		20,619	[2]
Earnings (loss) before income tax		19,190		17,726	[2]
Operating segments [member] | Cannabis Retail
Disclosure Of Operating Segments [Line Items]
Total assets		206,988	[3]	200,393	[2]
Net revenue		289,980	[1],[3]	205,610	[2]
Gross profit		73,690	[3]	47,334	[2]
Operating income (loss)		4,919	[3]	(180,956)	[2]
Earnings (loss) before income tax		1,310	[3]	(183,055)	[2]
Operating segments [member] | Cannabis Operations
Disclosure Of Operating Segments [Line Items]
Total assets		208,295	[4]	163,130	[5]
Net revenue		87,071	[1],[4]	44,407	[5]
Gross profit		(20,561)	[4]	(13,266)	[5]
Operating income (loss)		(112,445)	[4]	(29,372)	[5]
Earnings (loss) before income tax		(112,159)	[4]	(29,618)	[5]
Operating segments [member] | Investments
Disclosure Of Operating Segments [Line Items]
Total assets		717,751	[6]	825,151	[7]
Operating income (loss)		11,746	[6]	(91,275)	[7]
Earnings (loss) before income tax		8,429	[6]	(127,362)	[7]
Corporate
Disclosure Of Operating Segments [Line Items]
Total assets		19,891		19,338
Net revenue	[1]	(46,940)
Operating income (loss)		(91,668)		(66,790)
Earnings (loss) before income tax		$ (88,786)		$ (57,461)

[1]	The Company has eliminated $46.9 million of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retailer subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.
[2]	Liquor retail includes operations of Alcanna retail stores for the period March 31, 2022 to December 31, 2022, and cannabis retail includes operations of Nova retail stores for the period March 31, 2022 to December 31, 2022 (note 5(a)).
[3]	Cannabis retail includes the operations of Superette for the period February 8, 2023 to December 31, 2023 (note 5(d)).
[4]	Cannabis operations includes the operations of Valens for the period January 18, 2023 to December 31, 2023 (note 5(c)).
[5]	Cannabis operations includes the operations of Zenabis for the period November 1, 2022 to December 31, 2022 (note 5(b)).
[6]	Total assets include cash and cash equivalents.
[7]	Total assets include cash and cash equivalents.